Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Mar. 06, 2016	Jun. 30, 2015
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Entity Registrant Name	UNITED BANCORP INC /OH/
Entity Central Index Key	0000731653
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 39,750,367
Trading Symbol	UBCP
Entity Common Stock, Shares Outstanding		5,379,560